Consolidated Balance Sheets (Parenthetical)	12 Months Ended
	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares
Consolidated Balance Sheets
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares	$ 0.01	$ 0.01
Common Stock, Shares Authorized	60,000,000	60,000,000
Common Stock, Shares Issued	6,399,460	3,589,409
Common stock, shares outstanding	6,399,460	3,589,409
Stock split ratio	0.1